Warrant Liability (Tables)	9 Months Ended
Sep. 30, 2023
Warrant Liability [Abstract]
Schedule of the Warrant Liability	The balance of the warrant liability is as follows:
	November 3, 2021	January 11, 2022	October 12, 2022	January 19, 2023	Total
Balance December 31, 2022	$197,733	$501,330	$2,035,741	$-	$2,734,804
Exercise of warrants	(197,733)	-	(1,717,801)	-	(1,915,534)
Warrants issued	-	-	-	2,875,580	2,875,580
Transfer to equity	-	-	(564,946)	(3,410,100)	(3,975,046)
Change in fair value	-	(487,407)	247,006	534,520	294,119
Balance September 30, 2023	$-	$13,923	$-	$-	$13,923